Note 18. Other Expenses, Net (Detail) - Other Expenses, Net: (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Oct. 31, 2012		Oct. 31, 2011	Oct. 31, 2010
Research and development	$ 6,552		$ 5,629	$ 4,533
Foreign exchange (gain) loss	(832)		4,336	32,003
(Gain) loss on sale of investment			(1,691)	1,054
Write-down of investments and other long-term assets				1,632
Other(a)	26,321	[1]	275	(14,165)
Other expenses, net	$ 32,041		$ 8,549	$ 25,057

[1]	Included in Other is a loss on the Celerion note receivable of $2.4 million (Note 8(c)) and estimated litigation accruals of $24.1 million (Note 25) for the year ended October 31, 2012.